Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SMEAD FUNDS TRUST
Entity Central Index Key	0001614370
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000146930 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class A
Trading Symbol	SVFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class A/SVFAX)	$125	1.12%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class A/SVFAX) gained 24.05% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class A shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class A/SVFAX) with sales charge	16.91%	12.12%	10.77%
Smead Value Fund (Class A/SVFAX)	24.05%	13.45%	11.43%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146929 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class C
Trading Symbol	SVFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class C/SVFCX)	$194	1.74%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class C/SVFCX) gained 23.30% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on April 16, 2020. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	Since Inception
Smead Value Fund (Class C/SVFCX)	23.30%	21.53%
S&P 500® Index (Total Return)	33.89%	19.91%
Russell 1000® Value Index (Total Return)	29.56%	17.44%

Performance Inception Date	Apr. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146931 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class I1
Trading Symbol	SVFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class I1/SVFFX)	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class I1/SVFFX) gained 24.37% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class I1 shares. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class I1/SVFFX)	24.37%	13.75%	11.71%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146933 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R1
Trading Symbol	SVFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R1/SVFDX)	$178	1.59%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class R1/SVFDX) gained 23.45% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R1 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class R1/SVFDX)	23.45%	13.14%	11.10%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146934 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class R2
Trading Symbol	SVFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class R2/SVFKX)	$161	1.44%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class R2/SVFKX) gained 23.67% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class R2 shares. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class R2/SVFKX)	23.67%	13.21%	11.54%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146937 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Class Y
Trading Symbol	SVFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Class Y/SVFYX)	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Class Y/SVFYX) gained 24.45% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class Y shares. It assumes a $10,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Class Y/SVFYX)	24.45%	13.85%	11.84%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000146928 [Member]
Shareholder Report [Line Items]
Fund Name	Smead Value Fund
Class Name	Investor Class
Trading Symbol	SMVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead Value Fund (Investor Class/SMVLX)	$129	1.15%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
In the fiscal year 2024, the Smead Value Fund (Investor Class/SMVLX) gained 24.00% versus a gain in the S&P 500 Index of 33.89% and a gain in the Russell 1000 Value Index of 29.56%.
TOP PERFORMANCE CONTRIBUTORS
Our biggest gainers in the fiscal year were American Express (AXP), Macerich (MAC), and Simon Property (SPG).
TOP PERFORMANCE DETRACTORS
The top detractors were APA Corp (APA), Occidental Petroleum (OXY), and Cenovus Energy (CVE CN).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	10 Year
Smead Value Fund (Investor Class/SMVLX)	24.00%	13.44%	11.41%
S&P 500® Index (Total Return)	33.89%	15.77%	13.35%
Russell 1000® Value Index (Total Return)	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 6,370,488,957
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 43,481,675
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$6,370,488,957
Total number of portfolio holdings	30
Total advisory fees paid (after waivers)	$43,481,675
Portfolio turnover rate	13%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%
SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Simon Property Group, Inc. – REIT	6.5%
Lennar Corp. – Class A	6.2%
Macerich Co. (The) – REIT	5.8%
DR Horton, Inc.	5.7%
American Express Co.	5.6%
Merck & Co., Inc.	4.6%
NVR, Inc.	4.5%
Occidental Petroleum Corp.	4.5%
Amgen, Inc.	4.5%
Bank of America Corp.	4.1%

C000233728 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class A
Trading Symbol	SVXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class A/SVXAX)	$149	1.42%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class A/SVXAX) produced 10.16% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class A shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class A/SVXAX) with sales charge	3.83%	13.16%	8.16%
Smead International Value Fund (Class A/SVXAX)	10.16%	14.51%	8.81%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 154,451,981
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 973,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%

C000233724 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class C
Trading Symbol	SVXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class C/SVXCX)	$210	2.00%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class C/SVXCX) produced 9.50% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class C shares since its inception on January 12, 2015. It assumes a $25,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class C/SVXCX)	9.50%	13.86%	8.18%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 154,451,981
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 973,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%

C000233723 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class I1
Trading Symbol	SVXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class I1/SVXFX)	$121	1.15%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class I1/SVXFX) produced 10.46% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class I1 shares since its inception on January 12, 2015. It assumes a $1,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class I1/SVXFX)	10.46%	14.83%	9.11%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 154,451,981
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 973,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%

C000233727 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Class Y
Trading Symbol	SVXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Class Y/SVXYX)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Class Y/SVXYX) produced 10.59% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Class Y shares since its inception on January 12, 2015. It assumes a $10,000,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Class Y/SVXYX)	10.59%	14.98%	9.25%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 154,451,981
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 973,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%

C000233726 [Member]
Shareholder Report [Line Items]
Fund Name	Smead International Value Fund
Class Name	Investor Class
Trading Symbol	SVXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Smead International Value Fund (“Fund”) for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at smeadcap.com/smead-funds/forms/. You can also request this information by contacting us at 877-807-4122.
Additional Information Phone Number	877-807-4122
Additional Information Website	smeadcap.com/smead-funds/forms/
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Smead International Value Fund (Investor Class/SVXLX)	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The fiscal year 2024 in the Smead International Value Fund (Investor Class/SVXLX) produced 10.33% for the shareholders compared to 11.88% for the MSCI EAFE NR Index and 13.03% for the MSCI ACWI ex-US NR Index.
TOP PERFORMANCE CONTRIBUTORS
Our best performers in the fiscal year were Generali (G IM), Bawag Group AG (BG AV), and Unicredit SPA (UCG IM).
TOP PERFORMANCE DETRACTORS
The three poorest-performing stocks were Porsche Auto (PAH3 GR), Volkswagen (VOW3 GR), and Occidental Petroleum (OXY/WS US).

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the completed fiscal years of the Investor Class shares since its inception on January 12, 2015. It assumes a $10,000 initial investment at inception in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN AS OF NOVEMBER 30, 2024	1 Year	5 Year	Since Inception
Smead International Value Fund (Investor Class/SVXLX)	10.33%	14.69%	8.98%
MSCI All Country World Index ex-USA (Net-USD)	13.03%	5.40%	5.29%
MSCI EAFE Index Net	11.88%	5.89%	5.75%

Performance Inception Date	Jan. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit smeadcap.com/smead-funds/forms/ for the most recent performance information.
Net Assets	$ 154,451,981
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 973,016
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of November 30, 2024)
The following table outlines key Fund statistics that you should pay attention to.
Fund Net Assets	$154,451,981
Total number of portfolio holdings	29
Total advisory fees paid (after waivers)	$973,016
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%
SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
MEG Energy Corp.	8.1%
Strathcona Resources Ltd.	7.7%
BAWAG Group AG	7.4%
Cenovus Energy, Inc.	5.9%
Assicurazioni Generali SpA	4.9%
UniCredit SpA	4.8%
West Fraser Timber Co. Ltd.	4.7%
Frontline PLC	4.5%
Pandora AS	4.3%
Barclays PLC	3.6%